Warrant Liabilities (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
Warrant Liabilities [Abstract]
Warrant liabilities	$ 921,422	$ 921,422	$ 833,615